Summary of significant accounting policies - Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 AUD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2022 SGD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AUD ($)	Mar. 31, 2021 HKD ($)	Mar. 31, 2021 SGD ($)
Cash and Cash Equivalents
Cash and cash equivalents	¥ 6,660,984	$ 1,050,744				¥ 6,075,798
PRC
Cash and Cash Equivalents
Cash and cash equivalents	6,659,003	1,050,432				6,071,659
U.S. dollar
Cash and Cash Equivalents
Cash and cash equivalents	913	$ 145				3,339	$ 508
Australian dollars
Cash and Cash Equivalents
Cash and cash equivalents	12		$ 2			17		$ 4
Renminbi
Cash and Cash Equivalents
Cash and cash equivalents	6,659,034					6,071,697
Hong Kong dollars
Cash and Cash Equivalents
Cash and cash equivalents	1,020			$ 1,259		741			$ 879
Singapore dollars
Cash and Cash Equivalents
Cash and cash equivalents	¥ 5				$ 1	¥ 4				$ 1